Summary of Significant Accounting Policies (Details)	5 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents held in money market funds | $	$ 277,500,000
Maturity days	185 days
Federal depository insurance coverage limit | $	$ 250,000
U.S. Treasury securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Maturity days	185 days
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants sold in public offering and private placement to purchase an aggregate shares | shares	21,425,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption | shares	26,290,616